Property and equipment, net	6 Months Ended
Jun. 30, 2023
Property, Plant and Equipment [Abstract]
Property and equipment, net

Note 6 – Property and equipment, net

Property, plant and equipment, net consist of the following:

	December 31, 2022	June 30, 2023	June 30, 2023
	SGD	SGD	USD
At cost:
Office furniture and fittings	150,000	151,850	112,290
Office Equipment	151,141	152,171	112,527
Leasehold improvements	9,732	9,732	7,196
Total	310,873	313,753	232,013
Accumulated depreciation	(275,511)	(296,288)	(219,098)
Property and equipment, net	35,362	17,465	12,915

Depreciation expense for the six months ended June 30, 2022 and 2023 amounted to S$10,367 (US$7,457) and S$20,777 (US$15,364) respectively.

No impairment loss had been recognized for the six months ended June 30, 2022 and 2023, respectively.